Intangible Assets - Schedule of Intangible Assets (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 2,303,069	€ 1,852,107
Amortization	(187,895)	(139,132)
Intangible Assets Net	2,115,174	1,712,975
Software development [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	111,443	1,563,923
Software SKN1 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	248,419	248,419
Software SKN2 [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	1,248,576
Computer application [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	33,755	33,755
Intangible Assets Net	1,452,479
Research and Development Prototypes [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	654,866
Web page [Member]
Schedule of Intangible Assets [Line Items]
Intangible Assets Gross	€ 6,010	€ 6,010